Remuneration	12 Months Ended
Dec. 31, 2018
Renumeration [abstract]
Disclosure of renumeration explanatory [text block]

6 Remuneration

	Full year
(in USD million, except average number of employees)	2018	2017	2016

Salaries1)	2,863	2,671	2,576
Pension costs	463	469	650
Payroll tax	409	387	394
Other compensations and social costs	318	290	276

Total payroll costs	4,052	3,818	3,895

Average number of employees2)	20,700	20,700	21,300

Compensation to the board of directors (BoD) and the corporate executive committee (CEC)

  Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
  Part time employees amount to 3% for each of the years 2018, 2017 and 2016 respectively.

Total payroll expenses are accumulated in cost-pools and partly charged to partners of Equinor operated licences on an hours incurred basis.

	Full year
(in USD thousand)1)	2018	2017	2016

Current employee benefits	12,471	11,067	9,270
Post-employment benefits	667	636	574
Other non-current benefits	21	25	19
Share-based payment benefits	197	175	102

Total	13,356	11,902	9,966

  All figures in the table are presented on accrual basis.

At 31 December 2018, 2017 and 2016 there are no loans to the members of the BoD or the CEC.

Share-based compensation

Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions and a contribution by Equinor. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each one they have purchased.

Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares granted and related social security tax was USD 72 million, USD 62 million and USD 61 million related to the 2018, 2017 and 2016 programmes, respectively. For the 2019 programme (granted in 2018) the estimated compensation expense is USD 73 million. At 31 December 2018 the amount of compensation cost yet to be expensed throughout the vesting period is USD 153 million.